File No. 033-08746
ICA No. 811-04840

As filed with the Securities and Exchange Commission on March 4, 2016

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 54	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 56	[X]

(Check appropriate box or boxes)

THE TOCQUEVILLE TRUST

(Exact Name of Registrant as Specified in Charter)

40 West 57th Street, 19th Floor
New York, New York 10019

(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code: (212) 698-0800

Robert Kleinschmidt
President
The Tocqueville Trust
40 West 57th Street, 19th Floor
New York, New York 10019
(Name and Address of Agent for Service)

Copies to:
Michael R. Rosella, Esq.
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective: (check appropriate box)
[X] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a) (1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[X]
This Post-Effective Amendment ("PEA") No. 54 to the Registration Statement of The Tocqueville Trust (the "Trust") on Form N-1A hereby incorporates Parts A, B and C from the Trust's PEA No. 53 on Form N-1A filed February 24, 2016.  This PEA No. 54 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 53 to the Company's Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 54 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 4th day of March, 2016.

THE TOCQUEVILLE TRUST

By:	/s/ Robert Kleinschmidt_____ Robert Kleinschmidt President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 54 to its Registration Statement has been signed below on March 4, 2016, by the following persons in the capacities indicated.

Signatures	Title

/s/ Robert Kleinschmidt	President and Trustee
Robert Kleinschmidt

/s/ Helen Balk	Treasurer
Helen Balk

/s/ Francois D. Sicart	Chairman and Trustee
Francois D. Sicart

Charles W. Caulkins*	Trustee
James W. Gerard*	Trustee
William F. Indoe*	Trustee
William J. Nolan III*	Trustee
Alexander Douglas*	Trustee
Charles F. Gauvin*	Trustee

/s/ Thomas Pandick
Thomas Pandick
Attorney-in-Fact*

*      Executed copies of the Powers of Attorney were filed as Exhibit (q) to Registration Statement No. 33-8746 on February 27, 2015.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

3